Income Tax (Details 2)	Aug. 31, 2021 USD ($)
Operating Loss Carryforwards	$ 31,183,000
Total	439,000
Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Tax Year 2040 [Member] | Canada [Member]
Operating Loss Carryforwards	318,000
Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Tax Year 2039 [Member] | Canada [Member]
Operating Loss Carryforwards	121,000
Tax Year 2025 [Member]
Operating Loss Carryforwards	76,000
Tax Year 2026 [Member]
Operating Loss Carryforwards	508,000
Tax Year 2027 [Member]
Operating Loss Carryforwards	1,056,000
Tax Year 2028 [Member]
Operating Loss Carryforwards	720,000
Tax Year 2029 [Member]
Operating Loss Carryforwards	753,000
Tax Year 2030 [Member]
Operating Loss Carryforwards	552,000
Tax Year 2031 [Member]
Operating Loss Carryforwards	538,000
Tax Year 2032 [Member]
Operating Loss Carryforwards	252,000
Tax Year 2033 [Member]
Operating Loss Carryforwards	344,000
Tax Year 2034 [Member]
Operating Loss Carryforwards	3,257,000
Tax Year 2035 [Member]
Operating Loss Carryforwards	1,934,000
Tax Year 2036 [Member]
Operating Loss Carryforwards	1,150,000
Tax Year 2037 [Member]
Operating Loss Carryforwards	1,857,000
Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Indefinite Tax Year [Member]
Operating Loss Carryforwards	$ 18,186,000